Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Securities Excluded From Dilutive Per Share Computation

The following securities have been excluded from the dilutive per share computation as they are antidilutive:

	December 31,
	2015	2014
Shares underlying options outstanding	4,303,638	2,472,234
Shares underlying warrants outstanding	2,482,563	16,752,915
Unvested restricted stock	501,182	132,077